Expense Example, No Redemption - A C I Shares - JPMorgan Floating Rate Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	325	576	847	1,619	153	516	904	1,857	77	278	497	1,127